Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor (Detail) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Third Party A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	22.00%	32.00%
Third Party B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%	25.00%	24.00%
Third Party C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	24.00%